                      The Northern Trust Company

                      50 South LaSalle Street

                      Chicago, IL 60603

                      (312) 630-6000

August 4, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Funds
Post-Effective Amendment No. 67
1933 Act Registration No. 33-73404
1940 Act Registration No. 811-08236

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Funds (the “Trust”) certifies that:

a. the form of the Trust’s (i) Multi-Manager Funds Prospectus; and (ii) Multi-Manager Funds Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 67 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No. 67 to the Trust’s registration statement was filed with the Commission via EDGAR on July 28, 2009 (Accession No. 0001193125-09-157070) with an effective date of July 31, 2009.

Please do not hesitate to contact the undersigned at (312) 557-8746 if you have any questions.

Very truly yours,

/s/ Shanna Palmersheim
Shanna Palmersheim
Assistant Secretary

cc:	Craig Carberry, Esq.
Diana McCarthy, Esq.
Owen Meacham, Esq.